SCHEDULE OF INVENTORY (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 135,740	$ 97,636
Work in process
Finished goods	1,001,129
Inventory	1,136,869	97,636
Less: reserve for obsolescence
Inventories, net	$ 1,136,869	$ 97,636